Basis of preparation and accounting policies - Schedule of operating lease commitments reconciliation (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Assets
Operating lease commitments as at December 31, 2018			¥ 101,700	$ 14,354
Commitments relating to short-term leases			(2,140)	(302)
Revised rental			(13,878)	(1,959)
Adjusted operating lease commitments			¥ 85,682	$ 12,093
Weighted average incremental borrowing rate as at January 1, 2019			4.34%	4.34%
Discounted operating lease commitments as at January 1, 2019			¥ 79,477	$ 11,218
Prepayment adjusted to lease liabilities			(1,770)	(250)
Add:
Commitments relating to leases previously classified as finance leases			48	7
Accrual adjusted to lease liabilities			19,097	2,695
Lease liabilities as at January 1, 2019	¥ 60,007	$ 8,469	¥ 96,852	$ 13,670